Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2025
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	October 31,	October 31,
	2025	2024
Other receivables	$15,725	$511,508
Prepaid expense	51,182,088	51,164,128
Prepaid taxes	13,191	-
Less allowance for impairment of prepaid expense	(51,160,302)	(42,421,843)
Total	$50,702	$9,253,793